Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Canada | Receiver General for Canada
Total			$ 200,000			$ 200,000
Canada | Kitikmeot Inuit Association
Total		$ 290,000	1,070,000			1,360,000
Canada | Government of Nunavut
Total	$ 430,000					430,000
Colombia | Community of San Roque
Total	120,000				$ 40,000	160,000
Colombia | Government of Colombia, National Army
Total					180,000	180,000
Colombia | Government of Colombia, National Police
Total					320,000	320,000
Mali | Community of Kenieba
Total			390,000		770,000	1,160,000
Mali | Government of Mali, Customs Department
Total			39,110,000			39,110,000
Mali | Government of Mali, Land Department
Total		146,010,000		$ 26,140,000		172,150,000
Mali | Government of Mali, Tax Department of Major Enterprises
Total	209,200,000	69,190,000	20,160,000			298,550,000
Mali | Government of Mali, Trade Department
Total			1,010,000			1,010,000
Namibia | Government of Namibia, Ministry of Mines and Energy
Total		17,900,000	10,000			17,910,000
Namibia | Government of Namibia, Ministry of Finance Customs & Excise
Total		6,920,000	320,000			7,240,000
Namibia | Government of Namibia, Ministry of Finance Receiver of Revenue
Total	197,280,000					197,280,000
Namibia | Government of Namibia, Ministry of Education, Arts & Culture
Total					1,120,000	1,120,000
Philippines | Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau
Total					4,130,000	4,130,000
Philippines | Puro Barangay
Total	100,000				$ 340,000	440,000
Philippines | Municipality of Aroroy, Municipal Treasurer of Aroroy
Total	3,440,000		10,000			3,450,000
Philippines | City of Makati, City Treasury of Makati
Total	130,000					130,000
Philippines | Government of Philippines, Bureau of Customs
Total	470,000		120,000			590,000
Philippines | Government of Philippines, Bureau of Internal Revenue
Total	138,010,000	$ 24,910,000	$ 800,000			163,720,000
Philippines | Province of Masbate, Provincial Treasurer of Masbate
Total	870,000					870,000
Philippines | Philippines Army, Citizen Armed Force Geographical Unit
Total	870,000					870,000
Philippines | Philippine National Police, Barangay Peacekeeping Action Team
Total	$ 150,000					$ 150,000